OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS

Composition of other current assets, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Prepaid income taxes	$1,023	$2,094
Prepaid expenses	8,494	5,980
Third party incentive receivables	7,239	—
Other	1,517	2,343
	$18,273	$10,417

NOTE 4 - OTHER CURRENT ASSETS

	December 31,
	2020	2019
Prepaid income taxes	$2,094	$2,313
Prepaid expenses	5,980	5,655
Other	2,343	1,866
	$10,417	$9,834